CAPITAL LEASE OBLIGATION	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Capital Lease Obligation [Abstract]
Capital Lease Obligation [Text Block]
NOTE 9 – CAPITAL LEASE OBLIGATION

On May 30, 2008, Sendio entered into a five-year lease agreement for the purchase of certain equipment.  The capital lease obligation bears interest at a rate of 7.7% and requires payments of principal and interest of approximately $630 plus mandatory VAT and insurance over the 60-month term of the lease. The assets acquired under the capital lease obligation are being depreciated over the five-year term of the lease.

NOTE 11 – CAPITAL LEASE OBLIGATION

On May 30, 2008, Sendio entered into a five-year lease agreement for the purchase of certain equipment.  The capital lease obligation bears interest at a rate of 7.7% and requires payments of principal and interest of approximately $630 plus mandatory VAT and insurance over the 60-month term of the lease. The assets acquired under the capital lease obligation are being depreciated over the five-year term of the lease.